Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2024-02-28	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Feb. 28, 2024
Erroneous Compensation Analysis

We maintain a clawback policy in compliance with Rule 10D-1 of the Exchange Act and Nasdaq listing standards. This policy applies to all current and former executive officers of the Company (as defined under Section 16 of the Exchange Act), including the NEOs, and requires the Company to recoup excess incentive-based compensation, whether cash- or equity-based, received by current or former executive officers during a three-year look-back period in the event that the Company is required to prepare an accounting restatement of the Company’s financial statements due to material noncompliance with any financial reporting requirement under federal securities laws (including any such correction that is material to the previously issued financial statements, or that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period). A copy of the clawback policy was filed as Exhibit 97.1 to the Company’s Annual Report on Form 10-K for the year ended December 31, 2023, filed with the SEC on February 28, 2024.